April 2, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:	General Money Market Fund, Inc.
1933 Act No.: 2-72836
1940 Act No.: 811-3207
CIK No.:0000353560

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 40 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2008.

Please address any comments or questions to the undersigned at (212) 922-6620.

Sincerely,

/s/ Judith C. Canonica
Judith C. Canonica
Paralegal

Enclosures
cc: Stroock & Stroock & Lavan LLP